Provision For Income Tax - Schedule of Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Deferred tax assets:
Net operating loss carried forward	$ 174,915
Less: Valuation allowance
Deferred tax assets - net	$ 174,915